NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS - Notes payable and capital lease obligations (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Debt Instrument [Line Items]
Total notes payable and capital lease obligations	$ 954,559	$ 951,708	$ 475,304
Less: current portion	(66,536)	(64,902)	(9,590)
Notes payable and capital lease obligations, less current portion, net	$ 888,023	886,806	465,714
Term Loan Dues 2024
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		914,184	478,978
Amber Term Loan
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		36,588
Debt issuance costs
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		20,497	11,075
Other notes payable
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		376	112
Capital lease obligations
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		6,057	7,289
Less: current portion		(3,900)	(4,700)
Notes payable and capital lease obligations, less current portion, net		2,200	$ 2,600
Revolving Credit Facility
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		$ 15,000